Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel Compensation
Remuneration paid or payable to key management personnel of VTEX for services rendered is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Total short-term remuneration of key management personnel	3,107	3,010	2,441
Share-based compensation	5,116	5,262	987

Total	8,223	8,272	3,428